Size of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated structured entities
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 330,409,117	₩ 209,299,954
Assets-backed securitization
Size of unconsolidated structured entities [Line Items]
Total assets	175,953,075	108,649,039
Structured financing
Size of unconsolidated structured entities [Line Items]
Total assets	84,719,599	66,759,795
Investment funds
Size of unconsolidated structured entities [Line Items]
Total assets	₩ 69,736,443	₩ 33,891,120